2005 Market Street
Philadelphia, PA 19103

Delaware Investments

1933 Act Rule 497(j)
File No. 33-442
1940 Act File No. 811-4413

December 11, 2001

Filed via EDGAR (CIK #0000778108)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: File No. 33-442
    DELAWARE GROUP EQUITY FUNDS IV -
    DELAWARE DIVERSIFIED GROWTH FUND
    DELAWARE GROWTH OPPORTUNITIES FUND
    ___________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 29, the most recent Post-Effective Amendment of Delaware Group Equity Funds IV. Post-Effective Amendment No. 29 was filed electronically with the Commission on November 29, 2001 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/David P. O'Connor
_________________________
David P. O'Connor
Vice President/Associate General Counsel/
Assistant Secretary